Supplemental Cash Flow Disclosures (Tables)	12 Months Ended
Dec. 31, 2019
Supplemental Cash Flow Information [Abstract]
Supplemental cash flow disclosures
Following are supplemental cash flow disclosures regarding interest paid and income taxes paid.

Year Ended December 31,	2019	2018	2017
(Dollars in millions)
Interest paid	$162	$168	$167
Income taxes paid, net of refunds received	44	40	56

Stock-based compensation supplemental cash flows
Following are supplemental cash flow disclosures regarding transactions related to stock-based compensation awards. In certain situations, TDS and U.S. Cellular withhold shares that are issuable upon the exercise of stock options or the vesting of restricted shares to cover, and with a value equivalent to, the exercise price and/or the amount of taxes required to be withheld from the stock award holder at the time of the exercise or vesting. TDS and U.S. Cellular then pay the amount of the required tax withholdings to the taxing authorities in cash.

TDS:
Year Ended December 31,	2019	2018	2017
(Dollars in millions)
Common Shares withheld	814,000	676,000	121,000

Aggregate value of Common Shares withheld	$29	$21	$3

Cash receipts upon exercise of stock options	2	48	7
Cash disbursements for payment of taxes	(8)	(6)	(3)
Net cash receipts (disbursements) from exercise of stock options and vesting of other stock awards	$(6)	$42	$4

U.S. Cellular:
Year Ended December 31,	2019	2018	2017
(Dollars in millions)
Common Shares withheld	452,000	1,550,000	145,000

Aggregate value of Common Shares withheld	$23	$73	$6

Cash receipts upon exercise of stock options	1	29	5
Cash disbursements for payment of taxes	(10)	(11)	(4)
Net cash receipts (disbursements) from exercise of stock options and vesting of other stock awards	$(9)	$18	$1